Related party transactions (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Significant Transactions with Related Parties
A summary of significant related party transactions for the year ended March 31, 2020, March 31, 2021 and March 31, 2022 are noted below:

		For the Year ended March 31, 2020
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)

	Income:

(i)	Sales	8,554	—	22	8,576
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35(c))	423	—	—	423
b)	Outsourcing Service Income	30	—	—	30
c)	Dividend Income	17	—	39	56
	Expenditure and other transactions:
(i)	Purchases of goods/services	581	—	67	648
(ii)	Long Term Incentive Plan (Recovery)	(4)	—	(2)	(6)
(iii)	Management and brand fees expenses	5,257	—	—	5,257
(iv)	Reimbursement of other expenses (net of recovery)	479	—	1	480
(v)	Corporate Social Responsibility Expenditure / donation	—	—	1,110	1,110
(vi)	Contribution to Post retirement employee benefit trust	—	—	1,117	1,117
(vii)	Remuneration to relative of Key Management Personnel (“KMP”)	—	—	169	169
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	42	42
	-To KMP	—	—	40	40
	-To relatives of KMP	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	7,267	—	—	7,267
	-To KMP	—	—	0	0
	-To relatives of KMP	—	—	1	1
	Transactions during the year:
(i)	Loans given / (repaid)	0	(3)	—	(3)
(ii)	Financial guarantee given	—	—	2	2
(iii)	Financial guarantee relinquished	—	—	255	255
(iv)	Investment made/(redeemed) (Refer Note 35 (f))	(44,847)	—	—	(44,847)

		For the Year ended March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)

	Income:

(i)	Sales	7,357	—	37	7,394
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35 (b))	6,697	—	—	6,697
b)	Outsourcing Service Income	36	—	—	36
c)	Dividend Income	17	—	—	17
	Expenditure and other transactions:
(i)	Purchases of goods/services	760	—	546	1,306
(ii)	Long Term Incentive Plan (Recovery)	—	—	—	—
(iii)	Management and brand fees expenses (Refer Note 35 (e))	9,855	—	—	9,855
(iv)	Reimbursement of other expenses (net of recovery)	904	—	(1)	903
(v)	Corporate Social Responsibility Expenditure / donation	—	—	629	629
(vi)	Contribution to Post retirement employee benefit trust	—	—	585	585
(vii)	Remuneration to relative of KMP	—	—	127	127
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	35	35
	-To KMP	—	—	15	15
	-To relatives of KMP	—	—	3	3
(ix)	Dividend paid.
	-To Holding companies	17,703	—	—	17,703
	-To KMP	—	—	0	0
	-To relatives of KMP	—	—	2	2
(x)	Guarantee Commission Expense. (Refer Note 35 (a))	1,332	—	—	1,332
	Transactions during the year:
(i)	Loans given (Net of repayment of ₹ 11,170 million) ($ 153 million) (Refer Note 35 (b))	71,654	—	—	71,654
(ii)	Financial guarantee given	31,468	—	—	31,468
(iii)	Financial guarantee relinquished	31,458	—	115	31,573

		For the Year ended March 31, 2022
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Income:
(i)	Sales	13,947	—	590	14,537	192
(ii)	Other Income
a)	Interest income /guarantee commission (Refer Note 35 (b))	7,210	—	—	7,210	95
b)	Outsourcing Service Income	36	—	—	36	0
c)	Dividend income	15	—	—	15	0
d)	Miscellaneous income	—	—	11	11	0
	Expenditure and other transactions:
(i)	Purchases of goods/services	746	—	1,647	2,393	32
(ii)	Long Term Incentive Plan (Recovery)	—	—	—	—	—
(iii)	Management and brand fees expenses (Refer Note 35 (e))	16,168	—	—	16,168	213
(iv)	Reimbursement of other expenses (net of recovery)	133	—	1	134	2
(v)	Corporate Social Responsibility Expenditure / donation	—	—	451	451	6
(vi)	Contribution to post retirement employee benefit trust	—	—	1,135	1,135	15
(vii)	Remuneration to relative of KMP	—	—	228	228	3
(viii)	Commission/Sitting Fees
	-To Independent directors	—	—	44	44	1
	-To KMP	—	—	16	16	0
	-To relatives of KMP	—	—	3	3	0
(ix)	Dividend paid.
	-To Holding companies	113,460	—	—	113,460	1,495
	-To KMP	—	—	1	1	0
	-To relatives of KMP	—	—	9	9	0
(x)	Interest and guarantee commission expense. (Refer Note 35 (a))	1,470	—	—	1,470	19
	Transactions during the year:
(i)	Loans given / (repayment thereof) (Refer Note 35 (b))	(16,227)	—	—	(16,227)	(214)
(ii)	Financial guarantee relinquished	10	—	43	53	1
(iii)	Investment purchased/(redeemed) during the year	—	1	—	1	0
(iv)	Loan taken / (repayment thereof)	(3)	—	—	(3)	(0)

Summary of Significant Receivables From and Payables To Related Parties

		As at March 31, 2021
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
	Balances as at year end:
(i)	Trade Receivables	466	—	—	466
(ii)	Loans (Refer Note 35 (b), 35(g))	70,663	49	—	70,712
(iii)	Receivable from (Including brand fee prepaid) (Refer Note 35 (a, e, f))	9,271	10	23	9,304
(iv)	Trade Payables	973	—	215	1,188
(v)	Payable to (Including brand fee payable) (Refer N ote 35(e))	2,078	—	866	2,943
(vi)	Guarantees outstanding given	10	—	47	57
(vii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150
(viii)	Remuneration, Commission and consultancy fees payable to KMP and their relatives	—	—	61	61

		As at March 31, 2022
		Entities controlling the company/ Fellow Subsidiaries	Associates/ Joint Ventures	Others	Total	Total
		( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
	Balances as at year end:
(i)	Trade Receivables	128	—	47	175	2
(ii)	Loans (Refer Note 35 (b), 35(g))	54,571	52	—	54,623	720
(iii)	Receivable from (Including brand fee prepaid) (Refer Note 35 (a, e, f))	2,943	99	23	3,065	40
(iv)	Trade Payables	670	—	307	977	13
(v)	Payable to (Including brand fee payable) (Refer N ote 35(e))	1,678	—	381	2,059	27
(vi)	Guarantees outstanding given	—	—	4	4	0
(vii)	Banking Limits assigned/utilised/renewed to/for group companies (Refer Note 35 (d))	1,150	—	—	1,150	15
(viii)	Sitting fee, Remuneration, Commission and consultancy fees payable to KMP and their relatives-	—	—	81	81	1

Summary of Remuneration of Key Management Personnel
Remuneration of key management personnel
The remuneration of the key management personnel of the Group are set out below in aggregate for each of the categories specified in IAS 24
(Related party disclosures)
.

	Year ended March 31,
	2020		2021	2022	2022
	( ₹ in million)		( ₹ in million)	( ₹ in million)	(US dollars in million)
Short term employee benefits	396	*	277	340	5
Post-employment benefits**	79		10	10	0
Share based payments	12		2	10	0

Total	487		289	360	5

*
This includes reimbursement to the parent company for remuneration paid to the then CEO and Whole Time Director of the Company aggregating to
₹
 115 million
($
 2 million) for the year ended March 31, 2020.

**	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.